Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entities [Abstract]
Summary Of VIEs Consolidated By FHN
The following table summarizes VIEs consolidated by FHN as of December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans	On-Balance Sheet Consumer Loan Securitization	Rabbi Trusts Used for Deferred Compensation Plans

(Dollars in thousands)	Carrying Value	Carrying Value	Carrying Value	Carrying Value
Assets:
Cash and due from banks	$-	N/A	$1,406	N/A
Loans, net of unearned income	35,873	N/A	52,829	N/A
Less: Allowance for loan losses	587	N/A	-	N/A
Total net loans	35,286	N/A	52,829	N/A
Other assets	283	$74,160	86	$69,811
Total assets	$35,569	$74,160	$54,321	$69,811
Liabilities:
Term borrowings	$23,126	N/A	$41,100	N/A
Other liabilities	3	$54,746	5	$51,251
Total liabilities	$23,129	$54,746	$41,105	$51,251

Summary of the Impact of Qualifying LIHTC Investments

(Dollars in thousands)	2016	2015	2014
Provision/(benefit) for income taxes:
Amortization of qualifying LIHTC investments	$14,223	$13,496	$9,880
Low income housing tax credits	(10,100)	(9,450)	(9,850)
Other tax benefits related to qualifying LIHTC investments	(9,779)	(10,787)	(7,438)

Summary Of VIEs Not Consolidated By FHN
The following table summarizes FHN’s nonconsolidated VIEs as of December 31, 2016:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships	$73,582	$17,398	(a)
Other tax credit investments (b) (c)	21,898	-	Other assets
Small issuer trust preferred holdings (d)	332,985	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	49,361	64,812	(e)
Proprietary residential mortgage securitizations	2,568	-	(f)
Holdings of agency mortgage-backed securities (d)	4,163,313	-	(g)
Commercial loan troubled debt restructurings (h)	42,696	-	Loans, net of unearned income
Sale-leaseback transaction	11,827	-	(i)

  Maximum loss exposure represents $56.2 million of current investments and $17.4 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2017.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $64.8 million classified as Term borrowings.
  Includes $2.6 million classified as Trading securities.
  Includes $.4 billion classified as Trading securities and $3.8 billion classified as Securities available-for-sale.
  Maximum loss exposure represents $37.5 million of current receivables and $5.2 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
  Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.

The following table summarizes FHN's nonconsolidated VIEs as of December 31, 2015:

	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type
Low income housing partnerships	$70,530	$17,968	(a)
Other tax credit investments (b) (c)	20,977	-	Other assets
Small issuer trust preferred holdings (d)	333,906	-	Loans, net of unearned income
On-balance sheet trust preferred securitization	49,809	64,365	(e)
Proprietary residential mortgage securitizations	23,982	-	(f)
Holdings of agency mortgage-backed securities (d)	4,101,454	-	(g)
Commercial loan troubled debt restructurings (h)	27,649	-	Loans, net of unearned income
Sale-leaseback transaction	11,827	-	(i)

  Maximum loss exposure represents $52.6 million of current investments and $18.0 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2017.
  A liability is not recognized as investments are written down over the life of the related tax credit.
  Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
  Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
  Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $64.4 million classified as Term borrowings.
  Includes $.6 million classified as MSR, $4.4 million classified as Trading securities, and $19.0 million of aggregate servicing advances.
  Includes $.4 billion classified as Trading securities and $3.7 billion classified as Securities available-for-sale.
  Maximum loss exposure represents the value of current receivables. A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
  Maximum loss exposure represents the current loan balance plus additional funding commitments less amounts received from the buyer-lessor.